Fair Value Measurements (Tables) - Helix Acquisition Corp.[Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value of held-to-maturity securities on a recurring basis
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/21/21)	1	$115,014,460	$1,417	$115,015,877

Schedule of fair value of assets measured on recurring basis
Description	Level	March 31, 2022	December 31, 2021
Assets:
Proceeds held in Trust Account	1	115,051,039	115,042,608

Level:	Assets:	Fair Value
1	Investments held in Trust Account	$115,042,608